Average Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Institutional Class - Return Before Taxes
Apr. 01, 2025
Average Annual Return:
Past 1 year	3.11%
Past 5 years	1.49%
Past 10 years	1.10%